Offerings	Dec. 16, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock (par value $0.001 per share)
Fee Rate	0.01381%
Offering Note	1(a) In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the registration fee required in connection with this Registration Statement. In connection with the securities offered hereby, the registrant will "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. 1(b) There is to be registered hereunder such indeterminate number or amount of securities of each identified class as may from time to time be issued by the registrants at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock (par value $0.001 per share)
Fee Rate	0.01381%
Offering Note	2(a) In reliance on Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the registration fee required in connection with this Registration Statement. In connection with the securities offered hereby, the registrant will "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. 2(b) There is to be registered hereunder such indeterminate number or amount of securities of each identified class as may from time to time be issued by the registrants at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	3(a) In reliance on Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the registration fee required in connection with this Registration Statement. In connection with the securities offered hereby, the registrant will "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. 3(b) There is to be registered hereunder such indeterminate number or amount of securities of each identified class as may from time to time be issued by the registrants at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock (par value $0.001 per share)
Amount Registered | shares	16,600,000
Proposed Maximum Offering Price per Unit	10.22
Maximum Aggregate Offering Price	$ 169,652,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,428.94
Offering Note	4(a) The amount registered includes 16,600,000 shares of common stock, par value $0.001 per share (the "Common Stock"), of the registrant issued to the selling stockholder in connection with the registrant's acquisition of certain assets and real property of the selling stockholder on December 31, 2018. Pursuant to Rule 416(a) under the Securities Act, the amount of common stock being registered on behalf of the selling stockholder shall be adjusted to include any additional common stock that may become issuable as a result of any distribution, split, combination or similar transaction. 4(b) Pursuant to Rule 457(c) of the Securities Act, the registration fee is calculated on the basis of the average of the high and low sale prices of the registrant's common stock on December 15, 2025, as reported on the New York Stock Exchange. 4(c) The amount of registration fee is calculated pursuant to Rule 457(c) of the Securities Act.